Financial Risk Management - Additional Information (Details)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure - Financial Risk Management - Additional Information (Details) [Line Items]
Percentage of forecast net sales	20.00%
Interest Rate Risk
Disclosure - Financial Risk Management - Additional Information (Details) [Line Items]
Effect on profit from change in tax rate	10.00%	10.00%
Liquidity Risk
Disclosure - Financial Risk Management - Additional Information (Details) [Line Items]
Non-interest bearing financial liabilities maturing period	6 months	6 months
USD | Currency Risk
Disclosure - Financial Risk Management - Additional Information (Details) [Line Items]
Percentage of cash held	67.00%	97.00%
(in Australian dollars, in thousands, except percent data) | Currency Risk
Disclosure - Financial Risk Management - Additional Information (Details) [Line Items]
Percentage of cash held	33.00%	3.00%